Financial Assets and Financial Liabilities_Information About Fair Value Measurements Using Unobservable Inputs Liablities(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 9,342,878	₩ 11,448,850
Derivative linked securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 9,201,431	₩ 11,222,032
Valuation techniques	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black Scholes-Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the absolute value of correlation coefficient, the higher the fair value fluctuation	The higher the absolute value of correlation coefficient, the higher the fair value fluctuation
Derivative linked securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	1.00%	1.00%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	(61.12%)	(49.00%)
Derivative linked securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	72.00%	58.00%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	90.95%	90.00%
Stock and index
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 60,291	₩ 54,341
Valuation techniques	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model
Relationship Of Correlation Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Stock and index | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	(61.12%)	9.00%
Volatility Unobservable Inputs Liabilities	20.00%	12.00%
Stock and index | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	90.95%	77.00%
Volatility Unobservable Inputs Liabilities	68.00%	52.00%
Others
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 81,156	₩ 172,477
Valuation techniques	MonteCarlo Simulation, Hull and White Model, DCF Model, Closed Form	MonteCarlo Simulation, Hull and White Model, DCF Model, Closed Form
Relationship Of Correlation Between Underlying Asset	The higher the absolute value of correlation coefficient, the higher the fair value fluctuation	The higher the absolute value of correlation coefficient, the higher the fair value fluctuation
Relationship Of Volatility Of The Interest Rate		The higher the volatility, the higher the fair value fluctuation
Relationship Of Volatility Of the Stock Price		The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The higher the discount rate, the lower the fair value	The higher the discount rate, the lower the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Others | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	(50.48%)	19.00%
Volatility Of The Stock Price Unobservable Inputs Liabilities		16.28%
Volatility Of The Interest Rate Unobservable Inputs Liabilities		0.52%
Discount Rate Unobservable Inputs Liabilities	1.50%	1.94%
Volatility Unobservable Inputs Liabilities	21.00%	2.00%
Others | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	90.95%	90.00%
Volatility Of The Stock Price Unobservable Inputs Liabilities		16.28%
Volatility Of The Interest Rate Unobservable Inputs Liabilities		0.52%
Discount Rate Unobservable Inputs Liabilities	1.29%	2.00%
Volatility Unobservable Inputs Liabilities	68.00%	58.00%